Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 98.1%

Communication Services — 12.7%
Alphabet, Inc., Class C*	2,650	$375,770
Meta Platforms, Inc., Class A*	725	282,852
Netflix, Inc.*	622	350,876
Total Communication Services		1,009,498

Consumer Discretionary — 11.7%
Amazon.com, Inc.*	2,954	458,461
Chipotle Mexican Grill, Inc.*	94	226,424
Hilton Worldwide Holdings, Inc.	1,276	243,665
Total Consumer Discretionary		928,550

Consumer Staples — 3.0%
Costco Wholesale Corp.	343	238,344

Financials — 9.3%
KKR & Co., Inc.	2,409	208,571
Mastercard, Inc., Class A	792	355,790
Moody’s Corp.	443	173,674
Total Financials		738,035

Health Care — 11.6%
Intuitive Surgical, Inc.*	890	336,616
UnitedHealth Group, Inc.	670	342,866
Vertex Pharmaceuticals, Inc.*	550	238,359
Total Health Care		917,841

Industrials — 3.0%
Parker-Hannifin Corp.	518	240,611

Information Technology — 43.0%
Analog Devices, Inc.	1,306	251,222
Apple, Inc.	1,954	360,318
ASML Holding NV	382	332,271
Broadcom, Inc.	343	404,740
Microsoft Corp.	2,084	828,557
NVIDIA Corp.	864	531,593
ServiceNow, Inc.*	317	242,632
Synopsys, Inc.*	349	186,139
Workday, Inc., Class A*	959	279,136
Total Information Technology		3,416,608

Materials — 3.8%
Linde PLC	734	297,145

Total Common Stocks
(Cost $5,459,737)		7,786,632

Short-Term Investment — 0.5%

Money Market Fund — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(a)
(Cost $42,724)	42,724	42,724

Total Investments — 98.6% (Cost $5,502,461)		7,829,356
Other Assets and Liabilities, Net — 1.4%		110,260
Net Assets — 100%		$7,939,616

*	Non-income producing securities.
(a)	Reflects the 7-day yield at January 31, 2024.

Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$7,786,632	$—	$—	$7,786,632
Short-Term Investment:
Money Market Fund	42,724	—	—	42,724
Total Investments in Securities	$7,829,356	$—	$—	$7,829,356

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.